Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jan 14, 2013
Registrant Name	dei_EntityRegistrantName	MORGAN STANLEY INSTITUTIONAL FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000836487
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 14, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jan 14, 2013
Prospectus Date	rr_ProspectusDate	Apr 30, 2012

ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO (Prospectus Summary): | ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO
Active International Allocation Portfolio

Prospectus Supplement

January 14, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 14, 2013 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2012 of:

Active International Allocation Portfolio
Asian Equity Portfolio
Emerging Markets Portfolio
Global Franchise Portfolio
International Equity Portfolio
International Small Cap Portfolio
Select Global Infrastructure Portfolio
(collectively, the "Portfolios")

The first paragraph in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses" is hereby deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund, Inc. (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to Class H. More information about these and other discounts is available from your financial adviser and in the "Shareholder Information—How To Purchase Class P and Class H Shares" section on page 52 of this Prospectus.

With respect to each of the Active International Allocation, Asian Equity, Emerging Markets, International Equity and International Small Cap Portfolios, the following table replaces the "Shareholder Fees" table with respect to Class P shares only in each such Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"
Shareholder Fees	Class P ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.25%
Redemption Fee (as a percentage of the amount redeemed on redemptions made within 30 days of purchase)	2.00%

The following tables replace the "Example" tables with respect to Class P shares only in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Example:"
Expense Example (USD $)	Expense Example, By Year, Column	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class P ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO	Class P	636	871	1,125	1,849

With respect to the Active International Allocation Portfolio, the following table replaces the "Average Annual Total Returns" table with respect to Class P shares only in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Performance Information—Average Annual Total Returns:"
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year		Average Annual Returns, 5 Years		Average Annual Returns, 10 Years
Class P ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO	Class P Return before Taxes	(19.22%)	[1]	(4.93%)	[1]	4.01%	[1]
[1]	The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 5.25%.

Please retain this supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO (Prospectus Summary): | ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Active International Allocation Portfolio
Supplement Text	ck0000836487_SupplementTextBlock

Prospectus Supplement

January 14, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 14, 2013 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2012 of:

Active International Allocation Portfolio
Asian Equity Portfolio
Emerging Markets Portfolio
Global Franchise Portfolio
International Equity Portfolio
International Small Cap Portfolio
Select Global Infrastructure Portfolio
(collectively, the "Portfolios")

Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund, Inc. (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to Class H.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense, Heading	rr_ExpenseHeading	The first paragraph in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses" is hereby deleted and replaced with the following:
Expense, Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund, Inc. (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to Class H. More information about these and other discounts is available from your financial adviser and in the "Shareholder Information—How To Purchase Class P and Class H Shares" section on page 52 of this Prospectus.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	With respect to each of the Active International Allocation, Asian Equity, Emerging Markets, International Equity and International Small Cap Portfolios, the following table replaces the "Shareholder Fees" table with respect to Class P shares only in each such Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"
Expense Example, Heading	rr_ExpenseExampleHeading	The following tables replace the "Example" tables with respect to Class P shares only in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Example:"
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	With respect to the Active International Allocation Portfolio, the following table replaces the "Average Annual Total Returns" table with respect to Class P shares only in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Performance Information—Average Annual Total Returns:"
Supplement Closing	ck0000836487_SupplementClosingTextBlock	Please retain this supplement for future reference.
ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSIBX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Redemption Fee (as a percentage of the amount redeemed on redemptions made within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Expense Example, By Year, Column	rr_ExpenseExampleByYearColumnName	Class P
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	636
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	871
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,125
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,849
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P Return before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(19.22%)	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.93%)	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.01%	[1]

[1]	The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 5.25%.

U.S. REAL ESTATE PORTFOLIO (Prospectus Summary): | U.S. REAL ESTATE PORTFOLIO
U.S. Real Estate Portfolio

Prospectus Supplement

January 14, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 14, 2013 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2012 of:

Global Real Estate Portfolio
International Real Estate Portfolio
U.S. Real Estate Portfolio
(collectively, the "Portfolios")

The first paragraph in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses" is hereby deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund, Inc. (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to Class H. More information about these and other discounts is available from your financial adviser and in the "Shareholder Information—How To Purchase Class P and Class H Shares" section on page 22 of this Prospectus.

With respect to each of the Global Real Estate and U.S. Real Estate Portfolios, the following table replaces the "Shareholder Fees" table with respect to Class P shares only in each such Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"
Shareholder Fees	Class P U.S. REAL ESTATE PORTFOLIO
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.25%

The following tables replace the "Example" tables with respect to Class P shares only in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Example:"
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class P U.S. REAL ESTATE PORTFOLIO	647	904	1,180	1,968

With respect to the U.S. Real Estate Portfolio, the following table replaces the "Average Annual Total Returns" table with respect to Class P shares only in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Performance Information—Average Annual Total Returns:"
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year		Average Annual Returns, 5 Years		Average Annual Returns, 10 Years
Class P U.S. REAL ESTATE PORTFOLIO	Class P Return before Taxes	(0.27%)	[1]	(3.02%)	[1]	10.11%	[1]
[1]	The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 5.25%.

Please retain this supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
U.S. REAL ESTATE PORTFOLIO (Prospectus Summary): | U.S. REAL ESTATE PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	U.S. Real Estate Portfolio
Supplement Text	ck0000836487_SupplementTextBlock

Prospectus Supplement

January 14, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 14, 2013 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2012 of:

Global Real Estate Portfolio
International Real Estate Portfolio
U.S. Real Estate Portfolio
(collectively, the "Portfolios")

Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund, Inc. (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to Class H.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense, Heading	rr_ExpenseHeading	The first paragraph in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses" is hereby deleted and replaced with the following:
Expense, Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund, Inc. (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to Class H. More information about these and other discounts is available from your financial adviser and in the "Shareholder Information—How To Purchase Class P and Class H Shares" section on page 22 of this Prospectus.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	With respect to each of the Global Real Estate and U.S. Real Estate Portfolios, the following table replaces the "Shareholder Fees" table with respect to Class P shares only in each such Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"
Expense Example, Heading	rr_ExpenseExampleHeading	The following tables replace the "Example" tables with respect to Class P shares only in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Example:"
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	With respect to the U.S. Real Estate Portfolio, the following table replaces the "Average Annual Total Returns" table with respect to Class P shares only in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Performance Information—Average Annual Total Returns:"
Supplement Closing	ck0000836487_SupplementClosingTextBlock	Please retain this supplement for future reference.
U.S. REAL ESTATE PORTFOLIO | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MUSDX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	647
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	904
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,180
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,968
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P Return before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.27%)	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.02%)	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.11%	[1]

[1]	The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 5.25%.

INTERNATIONAL SMALL CAP PORTFOLIO (Prospectus Summary): | INTERNATIONAL SMALL CAP PORTFOLIO
International Small Cap Portfolio

Prospectus Supplement

January 14, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 14, 2013 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2012 of:

Active International Allocation Portfolio
Asian Equity Portfolio
Emerging Markets Portfolio
Global Franchise Portfolio
International Equity Portfolio
International Small Cap Portfolio
Select Global Infrastructure Portfolio
(collectively, the "Portfolios")

The first paragraph in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses" is hereby deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund, Inc. (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to Class H. More information about these and other discounts is available from your financial adviser and in the "Shareholder Information—How To Purchase Class P and Class H Shares" section on page 52 of this Prospectus.

With respect to each of the Active International Allocation, Asian Equity, Emerging Markets, International Equity and International Small Cap Portfolios, the following table replaces the "Shareholder Fees" table with respect to Class P shares only in each such Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"
Shareholder Fees	Class P INTERNATIONAL SMALL CAP PORTFOLIO
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.25%
Redemption Fee (as a percentage of the amount redeemed on redemptions made within 30 days of purchase)	2.00%

The following tables replace the "Example" tables with respect to Class P shares only in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Example:"
Expense Example (USD $)	Expense Example, By Year, Column	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class P INTERNATIONAL SMALL CAP PORTFOLIO	Class P	660	945	1,251	2,117

With respect to the International Small Cap Portfolio, the following table replaces the "Average Annual Total Returns" table with respect to Class P shares only in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Performance Information—Average Annual Total Returns:"
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year		Average Annual Returns, 5 Years		Average Annual Returns, 10 Years		Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Class P INTERNATIONAL SMALL CAP PORTFOLIO	Class P (commenced operations on 10/21/08) Return before Taxes	(22.83%)	[1]	none	[1]	none	[1]	4.48%	[1]	Oct 21, 2008	[1]
[1]	The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 5.25%.

Please retain this supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
INTERNATIONAL SMALL CAP PORTFOLIO (Prospectus Summary): | INTERNATIONAL SMALL CAP PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	International Small Cap Portfolio
Supplement Text	ck0000836487_SupplementTextBlock

Prospectus Supplement

January 14, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 14, 2013 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2012 of:

Active International Allocation Portfolio
Asian Equity Portfolio
Emerging Markets Portfolio
Global Franchise Portfolio
International Equity Portfolio
International Small Cap Portfolio
Select Global Infrastructure Portfolio
(collectively, the "Portfolios")

Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund, Inc. (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to Class H.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense, Heading	rr_ExpenseHeading	The first paragraph in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses" is hereby deleted and replaced with the following:
Expense, Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund, Inc. (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to Class H. More information about these and other discounts is available from your financial adviser and in the "Shareholder Information—How To Purchase Class P and Class H Shares" section on page 52 of this Prospectus.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	With respect to each of the Active International Allocation, Asian Equity, Emerging Markets, International Equity and International Small Cap Portfolios, the following table replaces the "Shareholder Fees" table with respect to Class P shares only in each such Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"
Expense Example, Heading	rr_ExpenseExampleHeading	The following tables replace the "Example" tables with respect to Class P shares only in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Example:"
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	With respect to the International Small Cap Portfolio, the following table replaces the "Average Annual Total Returns" table with respect to Class P shares only in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Performance Information—Average Annual Total Returns:"
Supplement Closing	ck0000836487_SupplementClosingTextBlock	Please retain this supplement for future reference.
INTERNATIONAL SMALL CAP PORTFOLIO | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSCPX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Redemption Fee (as a percentage of the amount redeemed on redemptions made within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Expense Example, By Year, Column	rr_ExpenseExampleByYearColumnName	Class P
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	660
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	945
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,251
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,117
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P (commenced operations on 10/21/08) Return before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(22.83%)	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	none	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	none	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.48%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 21, 2008	[1]

[1]	The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 5.25%.

SMALL COMPANY GROWTH PORTFOLIO (Prospectus Summary): | SMALL COMPANY GROWTH PORTFOLIO
Small Company Growth Portfolio

Prospectus Supplement

January 14, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 14, 2013 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2012 of:

Global Discovery Portfolio
Growth Portfolio
Small Company Growth Portfolio
(collectively, the "Portfolios")

The first paragraph in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses" is hereby deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund, Inc. (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to Class H. More information about these and other discounts is available from your financial adviser and in the "Shareholder Information—How To Purchase Class P and Class H Shares" section on page 32 of this Prospectus.

With respect to each of the Small Company Growth Portfolio, the following table replaces the "Shareholder Fees" table with respect to Class P shares only in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"
Shareholder Fees	Class P SMALL COMPANY GROWTH PORTFOLIO
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.25%
Redemption Fee (as a percentage of the amount redeemed on redemptions made within 30 days of purchase)	2.00%

The following tables replace the "Example" tables with respect to Class P shares only in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Example:"
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class P SMALL COMPANY GROWTH PORTFOLIO	650	915	1,200	2,010

With respect to the Small Company Growth Portfolio, the following table replaces the "Average Annual Total Returns" table with respect to Class P shares only in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Performance Information—Average Annual Total Returns:"
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year		Average Annual Returns, 5 Years		Average Annual Returns, 10 Years
Class P SMALL COMPANY GROWTH PORTFOLIO	Class P Return before Taxes	(14.07%)	[1]	(0.83%)	[1]	4.85%	[1]
[1]	The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 5.25%.

Please retain this supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
SMALL COMPANY GROWTH PORTFOLIO (Prospectus Summary): | SMALL COMPANY GROWTH PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Small Company Growth Portfolio
Supplement Text	ck0000836487_SupplementTextBlock

Prospectus Supplement

January 14, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 14, 2013 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2012 of:

Global Discovery Portfolio
Growth Portfolio
Small Company Growth Portfolio
(collectively, the "Portfolios")

Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund, Inc. (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to Class H.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense, Heading	rr_ExpenseHeading	The first paragraph in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses" is hereby deleted and replaced with the following:
Expense, Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund, Inc. (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to Class H. More information about these and other discounts is available from your financial adviser and in the "Shareholder Information—How To Purchase Class P and Class H Shares" section on page 32 of this Prospectus.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	With respect to each of the Small Company Growth Portfolio, the following table replaces the "Shareholder Fees" table with respect to Class P shares only in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"
Expense Example, Heading	rr_ExpenseExampleHeading	The following tables replace the "Example" tables with respect to Class P shares only in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Example:"
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	With respect to the Small Company Growth Portfolio, the following table replaces the "Average Annual Total Returns" table with respect to Class P shares only in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Performance Information—Average Annual Total Returns:"
Supplement Closing	ck0000836487_SupplementClosingTextBlock	Please retain this supplement for future reference.
SMALL COMPANY GROWTH PORTFOLIO | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSSMX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Redemption Fee (as a percentage of the amount redeemed on redemptions made within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	650
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	915
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,200
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,010
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P Return before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(14.07%)	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.83%)	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.85%	[1]

[1]	The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 5.25%.

EMERGING MARKETS PORTFOLIO (Prospectus Summary): | EMERGING MARKETS PORTFOLIO
Emerging Markets Portfolio

Prospectus Supplement

January 14, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 14, 2013 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2012 of:

Active International Allocation Portfolio
Asian Equity Portfolio
Emerging Markets Portfolio
Global Franchise Portfolio
International Equity Portfolio
International Small Cap Portfolio
Select Global Infrastructure Portfolio
(collectively, the "Portfolios")

The first paragraph in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses" is hereby deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund, Inc. (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to Class H. More information about these and other discounts is available from your financial adviser and in the "Shareholder Information—How To Purchase Class P and Class H Shares" section on page 52 of this Prospectus.

With respect to each of the Active International Allocation, Asian Equity, Emerging Markets, International Equity and International Small Cap Portfolios, the following table replaces the "Shareholder Fees" table with respect to Class P shares only in each such Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"
Shareholder Fees	Class P EMERGING MARKETS PORTFOLIO
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.25%
Redemption Fee (as a percentage of the amount redeemed on redemptions made within 30 days of purchase)	2.00%

The following tables replace the "Example" tables with respect to Class P shares only in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Example:"
Expense Example (USD $)	Expense Example, By Year, Column	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class P EMERGING MARKETS PORTFOLIO	Class P	670	974	1,300	2,222

With respect to the Emerging Markets Portfolio, the following table replaces the "Average Annual Total Returns" table with respect to Class P shares only in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Performance Information—Average Annual Total Returns:"
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year		Average Annual Returns, 5 Years		Average Annual Returns, 10 Years
Class P EMERGING MARKETS PORTFOLIO	Class P Return before Taxes	(22.90%)	[1]	(1.09%)	[1]	12.08%	[1]
[1]	The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 5.25%.

Please retain this supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
EMERGING MARKETS PORTFOLIO (Prospectus Summary): | EMERGING MARKETS PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Emerging Markets Portfolio
Supplement Text	ck0000836487_SupplementTextBlock

Prospectus Supplement

January 14, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 14, 2013 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2012 of:

Active International Allocation Portfolio
Asian Equity Portfolio
Emerging Markets Portfolio
Global Franchise Portfolio
International Equity Portfolio
International Small Cap Portfolio
Select Global Infrastructure Portfolio
(collectively, the "Portfolios")

Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund, Inc. (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to Class H.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense, Heading	rr_ExpenseHeading	The first paragraph in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses" is hereby deleted and replaced with the following:
Expense, Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund, Inc. (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to Class H. More information about these and other discounts is available from your financial adviser and in the "Shareholder Information—How To Purchase Class P and Class H Shares" section on page 52 of this Prospectus.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	With respect to each of the Active International Allocation, Asian Equity, Emerging Markets, International Equity and International Small Cap Portfolios, the following table replaces the "Shareholder Fees" table with respect to Class P shares only in each such Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"
Expense Example, Heading	rr_ExpenseExampleHeading	The following tables replace the "Example" tables with respect to Class P shares only in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Example:"
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	With respect to the Emerging Markets Portfolio, the following table replaces the "Average Annual Total Returns" table with respect to Class P shares only in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Performance Information—Average Annual Total Returns:"
Supplement Closing	ck0000836487_SupplementClosingTextBlock	Please retain this supplement for future reference.
EMERGING MARKETS PORTFOLIO | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMKBX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Redemption Fee (as a percentage of the amount redeemed on redemptions made within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Expense Example, By Year, Column	rr_ExpenseExampleByYearColumnName	Class P
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	670
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	974
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,300
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,222
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P Return before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(22.90%)	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.09%)	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	12.08%	[1]

[1]	The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 5.25%.

EMERGING MARKETS DOMESTIC DEBT PORTFOLIO (Prospectus Summary): | EMERGING MARKETS DOMESTIC DEBT PORTFOLIO
Emerging Markets Domestic Debt Portfolio

Prospectus Supplement

January 14, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 14, 2013 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2012 of:

Emerging Markets Domestic Debt Portfolio
(the "Portfolio")

The first paragraph in the section of the Prospectus entitled "Portfolio Summary—Fees and Expenses" is hereby deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund, Inc. (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to Class H. More information about these and other discounts is available from your financial adviser and in the "Shareholder Information—How To Purchase Class P and Class H Shares" section on page 13 of this Prospectus.

The following replaces the "Shareholder Fees" table and related footnote thereto with respect to Class P and Class H shares only in the section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"
Shareholder Fees EMERGING MARKETS DOMESTIC DEBT PORTFOLIO	Class P	Class H
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.25%	4.00%
Redemption Fee (as a percentage of the amount redeemed on redemptions made within 30 days of purchase)	2.00%	2.00%

The following replaces the "Annual Portfolio Operating Expenses" table and related footnotes thereto with respect to Class L shares only in the section of the Prospectus entitled "Portfolio Summary—Fees and Expenses—Annual Portfolio Operating Expenses:"
Annual Fund Operating Expenses		Class L EMERGING MARKETS DOMESTIC DEBT PORTFOLIO
Advisory Fee		0.75%
Distribution and/or Service (12b-1) Fee	[1]	0.50%
Other Expenses		0.44%
Total Annual Portfolio Operating Expenses	[2]	1.69%
Fee Waiver and/or Expense Reimbursement	[2]	(0.34%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.35%
[1]	The Board of Directors approved an amendment to the Distribution and Shareholder Services Plan reducing the distribution and shareholder services (12b-1) fee for the Portfolio's Class L shares from 0.75% to 0.50% of the average daily net assets of such Class, effective February 25, 2013. The Distribution and/or Service (12b-1) Fees shown in the table above have been restated to reflect such change.
[2]	The Portfolio’s "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, will not exceed 0.85% for Class I, 1.10% for Class P, 1.10% for Class H and 1.35% for Class L. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

The following table replaces the "Example" table with respect to Class P, Class H and Class L shares only in the section of the Prospectus entitled "Portfolio Summary—Example:"
Expense Example EMERGING MARKETS DOMESTIC DEBT PORTFOLIO (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class P	532	760	1,005	1,708
Class H	508	736	982	1,687
Class L	137	428	739	1,624

The following table replaces the "Average Annual Total Returns" table with respect to Class P and Class H shares only in the section of the Prospectus entitled "Portfolio Summary—Performance Information—Average Annual Total Returns:"
Average Annual Total Returns EMERGING MARKETS DOMESTIC DEBT PORTFOLIO	Average Annual Returns, Label	Average Annual Returns, 1 Year		Average Annual Returns, 5 Years		Average Annual Returns, 10 Years		Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Class P	Class P (commenced operations on 1/2/96) Return before Taxes	(8.01%)	[1]	3.95%	[1]	8.99%	[1]	9.48%	[1]	Jan 2, 1996	[1]
Class H	Class H (commenced operations on 1/2/08) Return before Taxes	(7.71%)	[2]	none	[2]	none	[2]	3.96%	[2]	Jan 2, 2008	[2]
[1]	The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 4.25%.
[2]	The historical performance of Class H shares has been restated to reflect the current maximum initial sales charge of 4.00%.

Please retain this supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
EMERGING MARKETS DOMESTIC DEBT PORTFOLIO (Prospectus Summary): | EMERGING MARKETS DOMESTIC DEBT PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Emerging Markets Domestic Debt Portfolio
Supplement Text	ck0000836487_SupplementTextBlock

Prospectus Supplement

January 14, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 14, 2013 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2012 of:

Emerging Markets Domestic Debt Portfolio
(the "Portfolio")

Expense, Heading	rr_ExpenseHeading	The first paragraph in the section of the Prospectus entitled "Portfolio Summary—Fees and Expenses" is hereby deleted and replaced with the following:
Expense, Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund, Inc. (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to Class H. More information about these and other discounts is available from your financial adviser and in the "Shareholder Information—How To Purchase Class P and Class H Shares" section on page 13 of this Prospectus.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	The following replaces the "Shareholder Fees" table and related footnote thereto with respect to Class P and Class H shares only in the section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"
Operating Expenses, Caption	rr_OperatingExpensesCaption	The following replaces the "Annual Portfolio Operating Expenses" table and related footnotes thereto with respect to Class L shares only in the section of the Prospectus entitled "Portfolio Summary—Fees and Expenses—Annual Portfolio Operating Expenses:"
Expense Example, Heading	rr_ExpenseExampleHeading	The following table replaces the "Example" table with respect to Class P, Class H and Class L shares only in the section of the Prospectus entitled "Portfolio Summary—Example:"
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	The following table replaces the "Average Annual Total Returns" table with respect to Class P and Class H shares only in the section of the Prospectus entitled "Portfolio Summary—Performance Information—Average Annual Total Returns:"
Supplement Closing	ck0000836487_SupplementClosingTextBlock	Please retain this supplement for future reference.
EMERGING MARKETS DOMESTIC DEBT PORTFOLIO | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IEDBX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Redemption Fee (as a percentage of the amount redeemed on redemptions made within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	532
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	760
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,005
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,708
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P (commenced operations on 1/2/96) Return before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(8.01%)	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.95%	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.99%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.48%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 1996	[1]
EMERGING MARKETS DOMESTIC DEBT PORTFOLIO | Class H
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSEHX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Redemption Fee (as a percentage of the amount redeemed on redemptions made within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	508
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	736
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	982
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,687
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class H (commenced operations on 1/2/08) Return before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.71%)	[2]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	none	[2]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	none	[2]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.96%	[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2008	[2]
EMERGING MARKETS DOMESTIC DEBT PORTFOLIO | Class L
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.50%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.69%	[4]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[4]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.35%	[4]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	137
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	428
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	739
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,624

[1]	The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 4.25%.
[2]	The historical performance of Class H shares has been restated to reflect the current maximum initial sales charge of 4.00%.
[3]	The Board of Directors approved an amendment to the Distribution and Shareholder Services Plan reducing the distribution and shareholder services (12b-1) fee for the Portfolio's Class L shares from 0.75% to 0.50% of the average daily net assets of such Class, effective February 25, 2013. The Distribution and/or Service (12b-1) Fees shown in the table above have been restated to reflect such change.
[4]	The Portfolio’s "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, will not exceed 0.85% for Class I, 1.10% for Class P, 1.10% for Class H and 1.35% for Class L. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

GROWTH PORTFOLIO (Prospectus Summary): | GROWTH PORTFOLIO
Growth Portfolio

Prospectus Supplement

January 14, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 14, 2013 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2012 of:

Global Discovery Portfolio
Growth Portfolio
Small Company Growth Portfolio
(collectively, the "Portfolios")

The first paragraph in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses" is hereby deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund, Inc. (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to Class H. More information about these and other discounts is available from your financial adviser and in the "Shareholder Information—How To Purchase Class P and Class H Shares" section on page 32 of this Prospectus.

With respect to each of the Global Discovery and Growth Portfolios, the following table replaces the "Shareholder Fees" table with respect to Class P shares only in each such Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"
Shareholder Fees	Class P GROWTH PORTFOLIO
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.25%

The following tables replace the "Example" tables with respect to Class P shares only in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Example:"
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class P GROWTH PORTFOLIO	618	815	1,028	1,641

With respect to the Growth Portfolio, the following table replaces the "Average Annual Total Returns" table with respect to Class P shares only in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Performance Information—Average Annual Total Returns:"
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year		Average Annual Returns, 5 Years		Average Annual Returns, 10 Years
Class P GROWTH PORTFOLIO	Class P Return before Taxes	(8.35%)	[1]	1.98%	[1]	2.61%	[1]
[1]	The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 5.25%.

Please retain this supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
GROWTH PORTFOLIO (Prospectus Summary): | GROWTH PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Growth Portfolio
Supplement Text	ck0000836487_SupplementTextBlock

Prospectus Supplement

January 14, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 14, 2013 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2012 of:

Global Discovery Portfolio
Growth Portfolio
Small Company Growth Portfolio
(collectively, the "Portfolios")

Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund, Inc. (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to Class H.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense, Heading	rr_ExpenseHeading	The first paragraph in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses" is hereby deleted and replaced with the following:
Expense, Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund, Inc. (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to Class H. More information about these and other discounts is available from your financial adviser and in the "Shareholder Information—How To Purchase Class P and Class H Shares" section on page 32 of this Prospectus.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	With respect to each of the Global Discovery and Growth Portfolios, the following table replaces the "Shareholder Fees" table with respect to Class P shares only in each such Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"
Expense Example, Heading	rr_ExpenseExampleHeading	The following tables replace the "Example" tables with respect to Class P shares only in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Example:"
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	With respect to the Growth Portfolio, the following table replaces the "Average Annual Total Returns" table with respect to Class P shares only in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Performance Information—Average Annual Total Returns:"
Supplement Closing	ck0000836487_SupplementClosingTextBlock	Please retain this supplement for future reference.
GROWTH PORTFOLIO | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSEGX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	618
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	815
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,028
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,641
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P Return before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(8.35%)	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.98%	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.61%	[1]

[1]	The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 5.25%.

GLOBAL FRANCHISE PORTFOLIO (Prospectus Summary): | GLOBAL FRANCHISE PORTFOLIO
Global Franchise Portfolio

Prospectus Supplement

January 14, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 14, 2013 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2012 of:

Active International Allocation Portfolio
Asian Equity Portfolio
Emerging Markets Portfolio
Global Franchise Portfolio
International Equity Portfolio
International Small Cap Portfolio
Select Global Infrastructure Portfolio
(collectively, the "Portfolios")

The first paragraph in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses" is hereby deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund, Inc. (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to Class H. More information about these and other discounts is available from your financial adviser and in the "Shareholder Information—How To Purchase Class P and Class H Shares" section on page 52 of this Prospectus.

With respect to each of the Global Franchise and Select Global Infrastructure Portfolios, the following table replaces the "Shareholder Fees" table with respect to Class P shares only in each such Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"
Shareholder Fees	Class P GLOBAL FRANCHISE PORTFOLIO
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.25%

Expense Example (USD $)	Expense Example, By Year, Column	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class P GLOBAL FRANCHISE PORTFOLIO	Class P	646	901	1,175	1,957

With respect to the Global Franchise Portfolio, the following table replaces the "Average Annual Total Returns" table with respect to Class P shares only in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Performance Information—Average Annual Total Returns:"
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year		Average Annual Returns, 5 Years		Average Annual Returns, 10 Years
Class P GLOBAL FRANCHISE PORTFOLIO	Class P Return before Taxes	3.24%	[1]	3.34%	[1]	9.56%	[1]
[1]	The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 5.25%.

Please retain this supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
GLOBAL FRANCHISE PORTFOLIO (Prospectus Summary): | GLOBAL FRANCHISE PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Global Franchise Portfolio
Supplement Text	ck0000836487_SupplementTextBlock

Prospectus Supplement

January 14, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 14, 2013 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2012 of:

Active International Allocation Portfolio
Asian Equity Portfolio
Emerging Markets Portfolio
Global Franchise Portfolio
International Equity Portfolio
International Small Cap Portfolio
Select Global Infrastructure Portfolio
(collectively, the "Portfolios")

Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund, Inc. (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to Class H.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense, Heading	rr_ExpenseHeading	The first paragraph in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses" is hereby deleted and replaced with the following:
Expense, Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund, Inc. (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to Class H. More information about these and other discounts is available from your financial adviser and in the "Shareholder Information—How To Purchase Class P and Class H Shares" section on page 52 of this Prospectus.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	With respect to each of the Global Franchise and Select Global Infrastructure Portfolios, the following table replaces the "Shareholder Fees" table with respect to Class P shares only in each such Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	With respect to the Global Franchise Portfolio, the following table replaces the "Average Annual Total Returns" table with respect to Class P shares only in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Performance Information—Average Annual Total Returns:"
Supplement Closing	ck0000836487_SupplementClosingTextBlock	Please retain this supplement for future reference.
GLOBAL FRANCHISE PORTFOLIO | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSFBX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Expense Example, By Year, Column	rr_ExpenseExampleByYearColumnName	Class P
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	646
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	901
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,175
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,957
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P Return before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.24%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.34%	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.56%	[1]

[1]	The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 5.25%.

INTERNATIONAL EQUITY PORTFOLIO (Prospectus Summary): | INTERNATIONAL EQUITY PORTFOLIO
International Equity Portfolio

Prospectus Supplement

January 14, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 14, 2013 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2012 of:

Active International Allocation Portfolio
Asian Equity Portfolio
Emerging Markets Portfolio
Global Franchise Portfolio
International Equity Portfolio
International Small Cap Portfolio
Select Global Infrastructure Portfolio
(collectively, the "Portfolios")

The first paragraph in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses" is hereby deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund, Inc. (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to Class H. More information about these and other discounts is available from your financial adviser and in the "Shareholder Information—How To Purchase Class P and Class H Shares" section on page 52 of this Prospectus.

With respect to each of the Active International Allocation, Asian Equity, Emerging Markets, International Equity and International Small Cap Portfolios, the following table replaces the "Shareholder Fees" table with respect to Class P shares only in each such Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"
Shareholder Fees	Class P INTERNATIONAL EQUITY PORTFOLIO
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.25%
Redemption Fee (as a percentage of the amount redeemed on redemptions made within 30 days of purchase)	2.00%

The following tables replace the "Example" tables with respect to Class P shares only in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Example:"
Expense Example (USD $)	Expense Example, By Year, Column	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class P INTERNATIONAL EQUITY PORTFOLIO	Class P	641	886	1,150	1,903

With respect to the International Equity Portfolio, the following table replaces the "Average Annual Total Returns" table with respect to Class P shares only in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Performance Information—Average Annual Total Returns:"
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year		Average Annual Returns, 5 Years		Average Annual Returns, 10 Years
Class P INTERNATIONAL EQUITY PORTFOLIO	Class P Return before Taxes	(12.70%)	[1]	(3.92%)	[1]	4.90%	[1]
[1]	The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 5.25%.

Please retain this supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
INTERNATIONAL EQUITY PORTFOLIO (Prospectus Summary): | INTERNATIONAL EQUITY PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	International Equity Portfolio
Supplement Text	ck0000836487_SupplementTextBlock

Prospectus Supplement

January 14, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 14, 2013 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2012 of:

Active International Allocation Portfolio
Asian Equity Portfolio
Emerging Markets Portfolio
Global Franchise Portfolio
International Equity Portfolio
International Small Cap Portfolio
Select Global Infrastructure Portfolio
(collectively, the "Portfolios")

Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund, Inc. (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to Class H.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense, Heading	rr_ExpenseHeading	The first paragraph in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses" is hereby deleted and replaced with the following:
Expense, Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund, Inc. (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to Class H. More information about these and other discounts is available from your financial adviser and in the "Shareholder Information—How To Purchase Class P and Class H Shares" section on page 52 of this Prospectus.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	With respect to each of the Active International Allocation, Asian Equity, Emerging Markets, International Equity and International Small Cap Portfolios, the following table replaces the "Shareholder Fees" table with respect to Class P shares only in each such Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"
Expense Example, Heading	rr_ExpenseExampleHeading	The following tables replace the "Example" tables with respect to Class P shares only in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Example:"
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	With respect to the International Equity Portfolio, the following table replaces the "Average Annual Total Returns" table with respect to Class P shares only in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Performance Information—Average Annual Total Returns:"
Supplement Closing	ck0000836487_SupplementClosingTextBlock	Please retain this supplement for future reference.
INTERNATIONAL EQUITY PORTFOLIO | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIQBX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Redemption Fee (as a percentage of the amount redeemed on redemptions made within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Expense Example, By Year, Column	rr_ExpenseExampleByYearColumnName	Class P
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	641
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	886
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,150
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,903
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P Return before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.70%)	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.92%)	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.90%	[1]

[1]	The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 5.25%.

INTERNATIONAL REAL ESTATE PORTFOLIO (Prospectus Summary): | INTERNATIONAL REAL ESTATE PORTFOLIO
International Real Estate Portfolio

Prospectus Supplement

January 14, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 14, 2013 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2012 of:

Global Real Estate Portfolio
International Real Estate Portfolio
U.S. Real Estate Portfolio
(collectively, the "Portfolios")

The first paragraph in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses" is hereby deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund, Inc. (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to Class H. More information about these and other discounts is available from your financial adviser and in the "Shareholder Information—How To Purchase Class P and Class H Shares" section on page 22 of this Prospectus.

With respect to each of the International Real Estate Portfolio, the following table replaces the "Shareholder Fees" table with respect to Class P shares only in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"
Shareholder Fees	Class P INTERNATIONAL REAL ESTATE PORTFOLIO
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.25%
Redemption Fee (as a percentage of the amount redeemed on redemptions made within 30 days of purchase)	2.00%

The following tables replace the "Example" tables with respect to Class P shares only in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Example:"
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class P INTERNATIONAL REAL ESTATE PORTFOLIO	646	901	1,175	1,957

With respect to the International Real Estate Portfolio, the following table replaces the "Average Annual Total Returns" table with respect to Class P shares only in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Performance Information—Average Annual Total Returns:"
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year		Average Annual Returns, 5 Years		Average Annual Returns, 10 Years
Class P INTERNATIONAL REAL ESTATE PORTFOLIO	Class P Return before Taxes	(24.34%)	[1]	(13.09%)	[1]	8.72%	[1]
[1]	The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 5.25%.

Please retain this supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
INTERNATIONAL REAL ESTATE PORTFOLIO (Prospectus Summary): | INTERNATIONAL REAL ESTATE PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	International Real Estate Portfolio
Supplement Text	ck0000836487_SupplementTextBlock

Prospectus Supplement

January 14, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 14, 2013 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2012 of:

Global Real Estate Portfolio
International Real Estate Portfolio
U.S. Real Estate Portfolio
(collectively, the "Portfolios")

Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund, Inc. (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to Class H.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense, Heading	rr_ExpenseHeading	The first paragraph in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses" is hereby deleted and replaced with the following:
Expense, Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund, Inc. (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to Class H. More information about these and other discounts is available from your financial adviser and in the "Shareholder Information—How To Purchase Class P and Class H Shares" section on page 22 of this Prospectus.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	With respect to each of the International Real Estate Portfolio, the following table replaces the "Shareholder Fees" table with respect to Class P shares only in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"
Expense Example, Heading	rr_ExpenseExampleHeading	The following tables replace the "Example" tables with respect to Class P shares only in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Example:"
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	With respect to the International Real Estate Portfolio, the following table replaces the "Average Annual Total Returns" table with respect to Class P shares only in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Performance Information—Average Annual Total Returns:"
Supplement Closing	ck0000836487_SupplementClosingTextBlock	Please retain this supplement for future reference.
INTERNATIONAL REAL ESTATE PORTFOLIO | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IERBX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Redemption Fee (as a percentage of the amount redeemed on redemptions made within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	646
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	901
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,175
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,957
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P Return before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(24.34%)	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(13.09%)	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.72%	[1]

[1]	The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 5.25%.

Global Real Estate Portfolio (Prospectus Summary): | Global Real Estate Portfolio
Global Real Estate Portfolio

Prospectus Supplement

January 14, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 14, 2013 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2012 of:

Global Real Estate Portfolio
International Real Estate Portfolio
U.S. Real Estate Portfolio
(collectively, the "Portfolios")

The first paragraph in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses" is hereby deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund, Inc. (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to Class H. More information about these and other discounts is available from your financial adviser and in the "Shareholder Information—How To Purchase Class P and Class H Shares" section on page 22 of this Prospectus.

With respect to each of the Global Real Estate and U.S. Real Estate Portfolios, the following table replaces the "Shareholder Fees" table with respect to Class P shares only in each such Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"
Shareholder Fees	Class P Global Real Estate Portfolio
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.25%

The following tables replace the "Example" tables with respect to Class P shares only in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Example:"
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class P Global Real Estate Portfolio	649	913	1,195	2,000

With respect to the Global Real Estate Portfolio, the following table replaces the "Average Annual Total Returns" table with respect to Class P shares only in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Performance Information—Average Annual Total Returns:"
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year		Average Annual Returns, 5 Years		Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Class P Global Real Estate Portfolio	Class P (commenced operations on 8/30/06) Return before Taxes	(14.60%)	[1]	(6.22%)	[1]	(3.01%)	[1]	Aug 30, 2006	[1]
[1]	The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 5.25%.

Please retain this supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Global Real Estate Portfolio (Prospectus Summary): | Global Real Estate Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Global Real Estate Portfolio
Supplement Text	ck0000836487_SupplementTextBlock

Prospectus Supplement

January 14, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 14, 2013 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2012 of:

Global Real Estate Portfolio
International Real Estate Portfolio
U.S. Real Estate Portfolio
(collectively, the "Portfolios")

Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund, Inc. (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to Class H.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense, Heading	rr_ExpenseHeading	The first paragraph in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses" is hereby deleted and replaced with the following:
Expense, Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund, Inc. (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to Class H. More information about these and other discounts is available from your financial adviser and in the "Shareholder Information—How To Purchase Class P and Class H Shares" section on page 22 of this Prospectus.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	With respect to each of the Global Real Estate and U.S. Real Estate Portfolios, the following table replaces the "Shareholder Fees" table with respect to Class P shares only in each such Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"
Expense Example, Heading	rr_ExpenseExampleHeading	The following tables replace the "Example" tables with respect to Class P shares only in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Example:"
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	With respect to the Global Real Estate Portfolio, the following table replaces the "Average Annual Total Returns" table with respect to Class P shares only in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Performance Information—Average Annual Total Returns:"
Supplement Closing	ck0000836487_SupplementClosingTextBlock	Please retain this supplement for future reference.
Global Real Estate Portfolio | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRLBX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	649
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	913
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,195
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,000
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P (commenced operations on 8/30/06) Return before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(14.60%)	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(6.22%)	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.01%)	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2006	[1]

[1]	The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 5.25%.

International Opportunity Portfolio (Prospectus Summary): | International Opportunity Portfolio
International Opportunity Portfolio

Prospectus Supplement

January 14, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 14, 2013 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2012 of:

Global Opportunity Portfolio
International Opportunity Portfolio
Opportunity Portfolio
(collectively, the "Portfolios")

The first paragraph in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses" is hereby deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund, Inc. (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to Class H. More information about these and other discounts is available from your financial adviser and in the "Shareholder Information—How To Purchase Class P and Class H Shares" section on page 25 of this Prospectus.

With respect to each of the International Opportunity Portfolio, the following table replaces the "Shareholder Fees" table with respect to Class P shares only in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"
Shareholder Fees	Class P International Opportunity Portfolio
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.25%
Redemption Fee (as a percentage of the amount redeemed on redemptions made within 30 days of purchase)	2.00%

The following tables replace the "Example" tables with respect to Class P shares only in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Example:"
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class P International Opportunity Portfolio	660	945	1,251	2,117

With respect to the International Opportunity Portfolio, the following table replaces the "Average Annual Total Returns" table with respect to Class P shares only in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Performance Information—Average Annual Total Returns":
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year		Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Class P International Opportunity Portfolio	Class P (commenced operations on 3/31/10) Return before Taxes	(15.05%)	[1]	1.33%	[1]	Mar 31, 2010	[1]
[1]	The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 5.25%.

Please retain this supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
International Opportunity Portfolio (Prospectus Summary): | International Opportunity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	International Opportunity Portfolio
Supplement Text	ck0000836487_SupplementTextBlock

Prospectus Supplement

January 14, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 14, 2013 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2012 of:

Global Opportunity Portfolio
International Opportunity Portfolio
Opportunity Portfolio
(collectively, the "Portfolios")

Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund, Inc. (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to Class H.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense, Heading	rr_ExpenseHeading	The first paragraph in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses" is hereby deleted and replaced with the following:
Expense, Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund, Inc. (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to Class H. More information about these and other discounts is available from your financial adviser and in the "Shareholder Information—How To Purchase Class P and Class H Shares" section on page 25 of this Prospectus.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	With respect to each of the International Opportunity Portfolio, the following table replaces the "Shareholder Fees" table with respect to Class P shares only in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"
Expense Example, Heading	rr_ExpenseExampleHeading	The following tables replace the "Example" tables with respect to Class P shares only in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Example:"
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	With respect to the International Opportunity Portfolio, the following table replaces the "Average Annual Total Returns" table with respect to Class P shares only in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Performance Information—Average Annual Total Returns":
Supplement Closing	ck0000836487_SupplementClosingTextBlock	Please retain this supplement for future reference.
International Opportunity Portfolio | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIOPX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Redemption Fee (as a percentage of the amount redeemed on redemptions made within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	660
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	945
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,251
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,117
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P (commenced operations on 3/31/10) Return before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(15.05%)	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.33%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2010	[1]

[1]	The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 5.25%.

Advantage Portfolio (Prospectus Summary): | Advantage Portfolio
Advantage Portfolio

Prospectus Supplement

January 14, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 14, 2013 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2012 of:

Advantage Portfolio
Global Advantage Portfolio
International Advantage Portfolio
(collectively, the "Portfolios")

The first paragraph in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses" is hereby deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund, Inc. (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to Class H. More information about these and other discounts is available from your financial adviser and in the "Shareholder Information—How To Purchase Class P and Class H Shares" section on page 25 of this Prospectus.

With respect to each of the Advantage and Global Advantage Portfolios, the following table replaces the "Shareholder Fees" table with respect to Class P shares only in each such Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"
Shareholder Fees	Class P Advantage Portfolio
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.25%

The following tables replace the "Example" tables with respect to Class P shares only in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Example:"
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class P Advantage Portfolio	650	915	1,200	2,010

With respect to the Advantage Portfolio, the following table replaces the "Average Annual Total Returns" table with respect to Class P shares only in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Performance Information—Average Annual Total Returns:"
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year		Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Class P Advantage Portfolio	Class P (commenced operations on 5/21/10) Return before Taxes	(0.43%)	[1]	12.23%	[1]	May 21, 2010	[1]
[1]	The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 5.25%.

Please retain this supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Advantage Portfolio (Prospectus Summary): | Advantage Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Advantage Portfolio
Supplement Text	ck0000836487_SupplementTextBlock

Prospectus Supplement

January 14, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 14, 2013 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2012 of:

Advantage Portfolio
Global Advantage Portfolio
International Advantage Portfolio
(collectively, the "Portfolios")

Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund, Inc. (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to Class H.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense, Heading	rr_ExpenseHeading	The first paragraph in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses" is hereby deleted and replaced with the following:
Expense, Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund, Inc. (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to Class H. More information about these and other discounts is available from your financial adviser and in the "Shareholder Information—How To Purchase Class P and Class H Shares" section on page 25 of this Prospectus.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	With respect to each of the Advantage and Global Advantage Portfolios, the following table replaces the "Shareholder Fees" table with respect to Class P shares only in each such Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"
Expense Example, Heading	rr_ExpenseExampleHeading	The following tables replace the "Example" tables with respect to Class P shares only in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Example:"
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	With respect to the Advantage Portfolio, the following table replaces the "Average Annual Total Returns" table with respect to Class P shares only in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Performance Information—Average Annual Total Returns:"
Supplement Closing	ck0000836487_SupplementClosingTextBlock	Please retain this supplement for future reference.
Advantage Portfolio | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAPPX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	650
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	915
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,200
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,010
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P (commenced operations on 5/21/10) Return before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.43%)	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.23%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 21, 2010	[1]

[1]	The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 5.25%.

Opportunity Portfolio (Prospectus Summary): | Opportunity Portfolio
Opportunity Portfolio

Prospectus Supplement

January 14, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 14, 2013 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2012 of:

Global Opportunity Portfolio
International Opportunity Portfolio
Opportunity Portfolio
(collectively, the "Portfolios")

The first paragraph in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses" is hereby deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund, Inc. (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to Class H. More information about these and other discounts is available from your financial adviser and in the "Shareholder Information—How To Purchase Class P and Class H Shares" section on page 25 of this Prospectus.

With respect to each of the Global Opportunity and Opportunity Portfolios, the following table replaces the "Shareholder Fees" table with respect to Class P shares only in each such Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"
Shareholder Fees	Class P Opportunity Portfolio
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.25%

The following tables replace the "Example" tables with respect to Class P shares only in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Example:"
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class P Opportunity Portfolio	634	865	1,115	1,827

With respect to the Opportunity Portfolio, the following table replaces the "Average Annual Total Returns" table with respect to Class P shares only in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Performance Information—Average Annual Total Returns":
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year		Average Annual Returns, 5 Years		Average Annual Returns, 10 Years		Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Class P Opportunity Portfolio	Class P (commenced operations on 5/21/10) Return before Taxes	(5.93%)	[1]	none	[1]	none	[1]	10.69%	[1]	May 21, 2010	[1]
[1]	The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 5.25%.

Please retain this supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Opportunity Portfolio (Prospectus Summary): | Opportunity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Opportunity Portfolio
Supplement Text	ck0000836487_SupplementTextBlock

Prospectus Supplement

January 14, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 14, 2013 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2012 of:

Global Opportunity Portfolio
International Opportunity Portfolio
Opportunity Portfolio
(collectively, the "Portfolios")

Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund, Inc. (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to Class H.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense, Heading	rr_ExpenseHeading	The first paragraph in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses" is hereby deleted and replaced with the following:
Expense, Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund, Inc. (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to Class H. More information about these and other discounts is available from your financial adviser and in the "Shareholder Information—How To Purchase Class P and Class H Shares" section on page 25 of this Prospectus.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	With respect to each of the Global Opportunity and Opportunity Portfolios, the following table replaces the "Shareholder Fees" table with respect to Class P shares only in each such Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"
Expense Example, Heading	rr_ExpenseExampleHeading	The following tables replace the "Example" tables with respect to Class P shares only in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Example:"
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	With respect to the Opportunity Portfolio, the following table replaces the "Average Annual Total Returns" table with respect to Class P shares only in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Performance Information—Average Annual Total Returns":
Supplement Closing	ck0000836487_SupplementClosingTextBlock	Please retain this supplement for future reference.
Opportunity Portfolio | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEGPX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	634
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	865
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,115
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,827
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P (commenced operations on 5/21/10) Return before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.93%)	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	none	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	none	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.69%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 21, 2010	[1]

[1]	The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 5.25%.

Global Opportunity Portfolio (Prospectus Summary): | Global Opportunity Portfolio
Global Opportunity Portfolio

Prospectus Supplement

January 14, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 14, 2013 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2012 of:

Global Opportunity Portfolio
International Opportunity Portfolio
Opportunity Portfolio
(collectively, the "Portfolios")

The first paragraph in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses" is hereby deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund, Inc. (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to Class H. More information about these and other discounts is available from your financial adviser and in the "Shareholder Information—How To Purchase Class P and Class H Shares" section on page 25 of this Prospectus.

With respect to each of the Global Opportunity and Opportunity Portfolios, the following table replaces the "Shareholder Fees" table with respect to Class P shares only in each such Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"
Shareholder Fees	Class P Global Opportunity Portfolio
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.25%

The following tables replace the "Example" tables with respect to Class P shares only in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Example:"
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class P Global Opportunity Portfolio	670	974	1,300	2,222

With respect to the Global Opportunity Portfolio, the following table replaces the "Average Annual Total Returns" table with respect to Class P shares only in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Performance Information—Average Annual Total Returns":
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year		Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Class P Global Opportunity Portfolio	Class P (commenced operations on 5/21/10) Return before Taxes	(10.14%)	[1]	12.23%	[1]	May 21, 2010	[1]
[1]	The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 5.25%.

Please retain this supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Global Opportunity Portfolio (Prospectus Summary): | Global Opportunity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Global Opportunity Portfolio
Supplement Text	ck0000836487_SupplementTextBlock

Prospectus Supplement

January 14, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 14, 2013 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2012 of:

Global Opportunity Portfolio
International Opportunity Portfolio
Opportunity Portfolio
(collectively, the "Portfolios")

Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund, Inc. (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to Class H.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense, Heading	rr_ExpenseHeading	The first paragraph in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses" is hereby deleted and replaced with the following:
Expense, Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund, Inc. (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to Class H. More information about these and other discounts is available from your financial adviser and in the "Shareholder Information—How To Purchase Class P and Class H Shares" section on page 25 of this Prospectus.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	With respect to each of the Global Opportunity and Opportunity Portfolios, the following table replaces the "Shareholder Fees" table with respect to Class P shares only in each such Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"
Expense Example, Heading	rr_ExpenseExampleHeading	The following tables replace the "Example" tables with respect to Class P shares only in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Example:"
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	With respect to the Global Opportunity Portfolio, the following table replaces the "Average Annual Total Returns" table with respect to Class P shares only in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Performance Information—Average Annual Total Returns":
Supplement Closing	ck0000836487_SupplementClosingTextBlock	Please retain this supplement for future reference.
Global Opportunity Portfolio | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGGPX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	670
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	974
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,300
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,222
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P (commenced operations on 5/21/10) Return before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(10.14%)	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.23%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 21, 2010	[1]

[1]	The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 5.25%.

Select Global Infrastructure Portfolio (Prospectus Summary): | Select Global Infrastructure Portfolio
Select Global Infrastructure Portfolio

Prospectus Supplement

January 14, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 14, 2013 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2012 of:

Active International Allocation Portfolio
Asian Equity Portfolio
Emerging Markets Portfolio
Global Franchise Portfolio
International Equity Portfolio
International Small Cap Portfolio
Select Global Infrastructure Portfolio
(collectively, the "Portfolios")

The first paragraph in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses" is hereby deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund, Inc. (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to Class H. More information about these and other discounts is available from your financial adviser and in the "Shareholder Information—How To Purchase Class P and Class H Shares" section on page 52 of this Prospectus.

With respect to each of the Global Franchise and Select Global Infrastructure Portfolios, the following table replaces the "Shareholder Fees" table with respect to Class P shares only in each such Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"
Shareholder Fees	Class P Select Global Infrastructure Portfolio
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.25%

The following tables replace the "Example" tables with respect to Class P shares only in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Example:"
Expense Example (USD $)	Expense Example, By Year, Column	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class P Select Global Infrastructure Portfolio	Class P	660	945	1,251	2,117

With respect to the Select Global Infrastructure Portfolio, the following table replaces the "Average Annual Total Returns" table with respect to Class P shares only in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Performance Information—Average Annual Total Returns:"
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year		Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Class P Select Global Infrastructure Portfolio	Class P (commenced operations on 9/20/10) Return before Taxes	9.57%	[1]	11.53%	[1]	Sep 20, 2010	[1]
[1]	The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 5.25%.

Please retain this supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Select Global Infrastructure Portfolio (Prospectus Summary): | Select Global Infrastructure Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Select Global Infrastructure Portfolio
Supplement Text	ck0000836487_SupplementTextBlock

Prospectus Supplement

January 14, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 14, 2013 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2012 of:

Active International Allocation Portfolio
Asian Equity Portfolio
Emerging Markets Portfolio
Global Franchise Portfolio
International Equity Portfolio
International Small Cap Portfolio
Select Global Infrastructure Portfolio
(collectively, the "Portfolios")

Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund, Inc. (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to Class H.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense, Heading	rr_ExpenseHeading	The first paragraph in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses" is hereby deleted and replaced with the following:
Expense, Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund, Inc. (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to Class H. More information about these and other discounts is available from your financial adviser and in the "Shareholder Information—How To Purchase Class P and Class H Shares" section on page 52 of this Prospectus.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	With respect to each of the Global Franchise and Select Global Infrastructure Portfolios, the following table replaces the "Shareholder Fees" table with respect to Class P shares only in each such Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"
Expense Example, Heading	rr_ExpenseExampleHeading	The following tables replace the "Example" tables with respect to Class P shares only in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Example:"
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	With respect to the Select Global Infrastructure Portfolio, the following table replaces the "Average Annual Total Returns" table with respect to Class P shares only in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Performance Information—Average Annual Total Returns:"
Supplement Closing	ck0000836487_SupplementClosingTextBlock	Please retain this supplement for future reference.
Select Global Infrastructure Portfolio | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTIPX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Expense Example, By Year, Column	rr_ExpenseExampleByYearColumnName	Class P
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	660
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	945
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,251
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,117
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P (commenced operations on 9/20/10) Return before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.57%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.53%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 20, 2010	[1]

[1]	The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 5.25%.

Global Advantage Portfolio (Prospectus Summary): | Global Advantage Portfolio
Global Advantage Portfolio

Prospectus Supplement

January 14, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 14, 2013 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2012 of:

Advantage Portfolio
Global Advantage Portfolio
International Advantage Portfolio
(collectively, the "Portfolios")

The first paragraph in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses" is hereby deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund, Inc. (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to Class H. More information about these and other discounts is available from your financial adviser and in the "Shareholder Information—How To Purchase Class P and Class H Shares" section on page 25 of this Prospectus.

With respect to each of the Advantage and Global Advantage Portfolios, the following table replaces the "Shareholder Fees" table with respect to Class P shares only in each such Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"
Shareholder Fees	Class P Global Advantage Portfolio
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.25%

The following tables replace the "Example" tables with respect to Class P shares only in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Example:"
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class P Global Advantage Portfolio	674	989	1,325	2,274

With respect to the Global Advantage Portfolio, the following table replaces the "Average Annual Total Returns" table with respect to Class P shares only in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Performance Information—Average Annual Total Returns:"
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year		Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Class P Global Advantage Portfolio	Class P (commenced operations on 12/28/10) Return before Taxes	(5.14%)	[1]	(5.01%)	[1]	Dec 28, 2010	[1]
[1]	The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 5.25%.

Please retain this supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Global Advantage Portfolio (Prospectus Summary): | Global Advantage Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Global Advantage Portfolio
Supplement Text	ck0000836487_SupplementTextBlock

Prospectus Supplement

January 14, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 14, 2013 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2012 of:

Advantage Portfolio
Global Advantage Portfolio
International Advantage Portfolio
(collectively, the "Portfolios")

Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund, Inc. (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to Class H.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense, Heading	rr_ExpenseHeading	The first paragraph in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses" is hereby deleted and replaced with the following:
Expense, Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund, Inc. (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to Class H. More information about these and other discounts is available from your financial adviser and in the "Shareholder Information—How To Purchase Class P and Class H Shares" section on page 25 of this Prospectus.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	With respect to each of the Advantage and Global Advantage Portfolios, the following table replaces the "Shareholder Fees" table with respect to Class P shares only in each such Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"
Expense Example, Heading	rr_ExpenseExampleHeading	The following tables replace the "Example" tables with respect to Class P shares only in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Example:"
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	With respect to the Global Advantage Portfolio, the following table replaces the "Average Annual Total Returns" table with respect to Class P shares only in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Performance Information—Average Annual Total Returns:"
Supplement Closing	ck0000836487_SupplementClosingTextBlock	Please retain this supplement for future reference.
Global Advantage Portfolio | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIGPX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	674
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	989
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,325
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,274
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P (commenced operations on 12/28/10) Return before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.14%)	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(5.01%)	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 28, 2010	[1]

[1]	The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 5.25%.

Global Discovery Portfolio (Prospectus Summary): | Global Discovery Portfolio
Global Discovery Portfolio

Prospectus Supplement

January 14, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 14, 2013 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2012 of:

Global Discovery Portfolio
Growth Portfolio
Small Company Growth Portfolio
(collectively, the "Portfolios")

The first paragraph in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses" is hereby deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund, Inc. (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to Class H. More information about these and other discounts is available from your financial adviser and in the "Shareholder Information—How To Purchase Class P and Class H Shares" section on page 32 of this Prospectus.

With respect to each of the Global Discovery and Growth Portfolios, the following table replaces the "Shareholder Fees" table with respect to Class P shares only in each such Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"
Shareholder Fees	Class P Global Discovery Portfolio
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.25%

The following tables replace the "Example" tables with respect to Class P shares only in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Example:"
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class P Global Discovery Portfolio	679	1,003	1,350	2,325

With respect to the Global Discovery Portfolio, the following table replaces the "Average Annual Total Returns" table with respect to Class P shares only in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Performance Information—Average Annual Total Returns:"
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year		Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Class P Global Discovery Portfolio	Class P (commenced operations on 12/28/10) Return before Taxes	(12.79%)	[1]	(12.94%)	[1]	Dec 28, 2010	[1]
[1]	The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 5.25%.

Please retain this supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Global Discovery Portfolio (Prospectus Summary): | Global Discovery Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Global Discovery Portfolio
Supplement Text	ck0000836487_SupplementTextBlock

Prospectus Supplement

January 14, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 14, 2013 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2012 of:

Global Discovery Portfolio
Growth Portfolio
Small Company Growth Portfolio
(collectively, the "Portfolios")

Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund, Inc. (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to Class H.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense, Heading	rr_ExpenseHeading	The first paragraph in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses" is hereby deleted and replaced with the following:
Expense, Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund, Inc. (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to Class H. More information about these and other discounts is available from your financial adviser and in the "Shareholder Information—How To Purchase Class P and Class H Shares" section on page 32 of this Prospectus.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	With respect to each of the Global Discovery and Growth Portfolios, the following table replaces the "Shareholder Fees" table with respect to Class P shares only in each such Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"
Expense Example, Heading	rr_ExpenseExampleHeading	The following tables replace the "Example" tables with respect to Class P shares only in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Example:"
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	With respect to the Global Discovery Portfolio, the following table replaces the "Average Annual Total Returns" table with respect to Class P shares only in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Performance Information—Average Annual Total Returns:"
Supplement Closing	ck0000836487_SupplementClosingTextBlock	Please retain this supplement for future reference.
Global Discovery Portfolio | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGDPX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	679
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,003
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,350
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,325
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P (commenced operations on 12/28/10) Return before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.79%)	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(12.94%)	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 28, 2010	[1]

[1]	The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 5.25%.

International Advantage Portfolio (Prospectus Summary): | International Advantage Portfolio
International Advantage Portfolio

Prospectus Supplement

January 14, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 14, 2013 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2012 of:

Advantage Portfolio
Global Advantage Portfolio
International Advantage Portfolio
(collectively, the "Portfolios")

The first paragraph in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses" is hereby deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund, Inc. (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to Class H. More information about these and other discounts is available from your financial adviser and in the "Shareholder Information—How To Purchase Class P and Class H Shares" section on page 25 of this Prospectus.

With respect to each of the International Advantage Portfolio, the following table replaces the "Shareholder Fees" table with respect to Class P shares only in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"
Shareholder Fees	Class P International Advantage Portfolio
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.25%
Redemption Fee (as a percentage of the amount redeemed on redemptions made within 30 days of purchase)	2.00%

The following tables replace the "Example" tables with respect to Class P shares only in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Example:"
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class P International Advantage Portfolio	670	974	1,300	2,222

With respect to the International Advantage Portfolio, the following table replaces the "Average Annual Total Returns" table with respect to Class P shares only in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Performance Information—Average Annual Total Returns:"
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year		Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Class P International Advantage Portfolio	Class P (commenced operations on 12/28/10) Return before Taxes	(6.71%)	[1]	(6.75%)	[1]	Dec 28, 2010	[1]
[1]	The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 5.25%.

Please retain this supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
International Advantage Portfolio (Prospectus Summary): | International Advantage Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	International Advantage Portfolio
Supplement Text	ck0000836487_SupplementTextBlock

Prospectus Supplement

January 14, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 14, 2013 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2012 of:

Advantage Portfolio
Global Advantage Portfolio
International Advantage Portfolio
(collectively, the "Portfolios")

Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund, Inc. (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to Class H.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense, Heading	rr_ExpenseHeading	The first paragraph in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses" is hereby deleted and replaced with the following:
Expense, Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund, Inc. (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to Class H. More information about these and other discounts is available from your financial adviser and in the "Shareholder Information—How To Purchase Class P and Class H Shares" section on page 25 of this Prospectus.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	With respect to each of the International Advantage Portfolio, the following table replaces the "Shareholder Fees" table with respect to Class P shares only in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"
Expense Example, Heading	rr_ExpenseExampleHeading	The following tables replace the "Example" tables with respect to Class P shares only in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Example:"
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	With respect to the International Advantage Portfolio, the following table replaces the "Average Annual Total Returns" table with respect to Class P shares only in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Performance Information—Average Annual Total Returns:"
Supplement Closing	ck0000836487_SupplementClosingTextBlock	Please retain this supplement for future reference.
International Advantage Portfolio | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFAPX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Redemption Fee (as a percentage of the amount redeemed on redemptions made within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	670
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	974
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,300
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,222
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P (commenced operations on 12/28/10) Return before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.71%)	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(6.75%)	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 28, 2010	[1]

[1]	The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 5.25%.

Asian Equity Portfolio (Prospectus Summary): | Asian Equity Portfolio
Asian Equity Portfolio

Prospectus Supplement

January 14, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 14, 2013 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2012 of:

Active International Allocation Portfolio
Asian Equity Portfolio
Emerging Markets Portfolio
Global Franchise Portfolio
International Equity Portfolio
International Small Cap Portfolio
Select Global Infrastructure Portfolio
(collectively, the "Portfolios")

The first paragraph in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses" is hereby deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund, Inc. (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to Class H. More information about these and other discounts is available from your financial adviser and in the "Shareholder Information—How To Purchase Class P and Class H Shares" section on page 52 of this Prospectus.

With respect to each of the Active International Allocation, Asian Equity, Emerging Markets, International Equity and International Small Cap Portfolios, the following table replaces the "Shareholder Fees" table with respect to Class P shares only in each such Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"
Shareholder Fees	Class P Asian Equity Portfolio
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.25%
Redemption Fee (as a percentage of the amount redeemed on redemptions made within 30 days of purchase)	2.00%

The following tables replace the "Example" tables with respect to Class P shares only in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Example:"
Expense Example (USD $)	Expense Example, By Year, Column	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class P Asian Equity Portfolio	Class P	689	1,033	1,400	2,428

With respect to the Asian Equity Portfolio, the following table replaces the "Average Annual Total Returns" table with respect to Class P shares only in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Performance Information—Average Annual Total Returns:"
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year		Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Class P Asian Equity Portfolio	Class P (commenced operations on 12/28/10) Return before Taxes	(21.40%)	[1]	(19.76%)	[1]	Dec 28, 2010	[1]
[1]	The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 5.25%.

Please retain this supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Asian Equity Portfolio (Prospectus Summary): | Asian Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Asian Equity Portfolio
Supplement Text	ck0000836487_SupplementTextBlock

Prospectus Supplement

January 14, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 14, 2013 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2012 of:

Active International Allocation Portfolio
Asian Equity Portfolio
Emerging Markets Portfolio
Global Franchise Portfolio
International Equity Portfolio
International Small Cap Portfolio
Select Global Infrastructure Portfolio
(collectively, the "Portfolios")

Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund, Inc. (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to Class H.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense, Heading	rr_ExpenseHeading	The first paragraph in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses" is hereby deleted and replaced with the following:
Expense, Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund, Inc. (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to Class H. More information about these and other discounts is available from your financial adviser and in the "Shareholder Information—How To Purchase Class P and Class H Shares" section on page 52 of this Prospectus.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	With respect to each of the Active International Allocation, Asian Equity, Emerging Markets, International Equity and International Small Cap Portfolios, the following table replaces the "Shareholder Fees" table with respect to Class P shares only in each such Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"
Expense Example, Heading	rr_ExpenseExampleHeading	The following tables replace the "Example" tables with respect to Class P shares only in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Example:"
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	With respect to the Asian Equity Portfolio, the following table replaces the "Average Annual Total Returns" table with respect to Class P shares only in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Performance Information—Average Annual Total Returns:"
Supplement Closing	ck0000836487_SupplementClosingTextBlock	Please retain this supplement for future reference.
Asian Equity Portfolio | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEQPX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Redemption Fee (as a percentage of the amount redeemed on redemptions made within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Expense Example, By Year, Column	rr_ExpenseExampleByYearColumnName	Class P
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	689
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,033
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,400
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,428
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P (commenced operations on 12/28/10) Return before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(21.40%)	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(19.76%)	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 28, 2010	[1]

[1]	The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 5.25%.